Segmental analysis - Revenue by segment (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Operating Segments [Line Items]
Revenue1	[1]	£ 12,069	£ 12,340
Reported
Disclosure Of Operating Segments [Line Items]
Revenue1		12,069	12,340
Exchange
Disclosure Of Operating Segments [Line Items]
Revenue1		498
Reported at CC
Disclosure Of Operating Segments [Line Items]
Revenue1		12,567
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Revenue1		5,432	5,378
U.S. | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue1		143
U.S. | Reported at CC
Disclosure Of Operating Segments [Line Items]
Revenue1		5,575
AME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue1		4,281	4,376
AME | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue1		249
AME | Reported at CC
Disclosure Of Operating Segments [Line Items]
Revenue1		4,530
APMEA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue1		2,356	£ 2,586
APMEA | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue1		106
APMEA | Reported at CC
Disclosure Of Operating Segments [Line Items]
Revenue1		£ 2,462

[1]	Revenue is net of duty, excise and other taxes of £15,515 million and £16,509 million for the six months ended 30 June 2025 and 30 June 2024, respectively.